Tyco International Finance S.A. (Details 4) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 26, 2014	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013	Sep. 30, 2011
Cash Flows From Operating Activities:
Net cash provided by operating activities		$ 542	$ 829	$ 701
Net cash used in discontinued operating activities		(3)	83	149
Cash Flows From Investing Activities:
Capital expenditures		(246)	(288)	(269)
Proceeds from disposal of assets		5	10	5
Acquisition of businesses, net of cash acquired		(583)	(65)	(229)
Acquisition of dealer generated customer accounts and bulk account purchases		(18)	(25)	(19)
Divestiture of businesses, net of cash divested		3	1	17
Intercompany dividend from subsidiary				0
Increase (Decrease) in Intercompany Loans		0	0	0
Increase in investment in subsidiaries		0	0	0
Sales and maturities of investments		288	(283)	182
Purchases of investments, including restricted investments		(290)	(386)	(227)
Sale of equity investment		0	250	0
Increase (Decrease) in restricted cash		(20)	3	(8)
Other		(1)	(4)	4
Net cash used in investing activities		(862)	(221)	(544)
Net cash (used in) provided by discontinued investing activities		(37)	1,789	(111)
Cash Flows From Financing Activities:
Proceeds from issuance of short-term debt		364	830	475
Repayment of short term debt		(364)	(831)	(505)
Proceeds from issuance of long-term debt		2,059	0	0
Repayment of long term debt		(445)	0	0
Proceeds from exercise of share options		92	91	153
Dividends paid		(324)	(311)	(288)
Repurchase of ordinary shares by treasury		417	1,833	300
Net intercompany loan borrowings (repayments)		0	0	0
Increase in equity from parent		0	0	0
Purchase of noncontrolling interest	$ (66)	0	(66)	0
Transfer (to) from discontinued operations		(40)	1,872	68
Payment of contingent consideration		(24)	0	0
Other		(39)	(11)	(30)
Net cash provided by (used in) financing activities		862	(259)	(427)
Net cash provided by (used in) discontinued financing activities		40	(1,872)	(68)
Effect of currency translation on cash		(33)	(20)	(11)
Net increase (decrease) in cash and cash equivalents		509	329	(311)
Less: net decrease in cash and cash equivalents related to discontinued operations		0	0	(30)
Cash and cash equivalents at beginning of period		892	563
Cash and cash equivalents at end of period	892	1,401	892	563	$ 844
Tyco International plc
Cash Flows From Operating Activities:
Net cash provided by operating activities		159	(205)	(251)
Net cash used in discontinued operating activities		0	0	0
Cash Flows From Investing Activities:
Capital expenditures		0	0	0
Proceeds from disposal of assets		0	0	0
Acquisition of businesses, net of cash acquired		0	0	0
Acquisition of dealer generated customer accounts and bulk account purchases		0	0	0
Divestiture of businesses, net of cash divested		0	0	0
Intercompany dividend from subsidiary				0
Increase (Decrease) in Intercompany Loans			0
Increase in investment in subsidiaries		0	4	0
Sales and maturities of investments		0	0	0
Purchases of investments, including restricted investments		0	0	0
Increase (Decrease) in restricted cash		0	0	0
Other		0	0	0
Net cash used in investing activities		0	(4)	0
Net cash (used in) provided by discontinued investing activities		0	0	0
Cash Flows From Financing Activities:
Proceeds from issuance of short-term debt		0	0	0
Repayment of short term debt		0	0	0
Proceeds from exercise of share options		85	0	0
Dividends paid		(324)	(311)	(288)
Repurchase of ordinary shares by treasury		0	0	0
Net intercompany loan borrowings (repayments)		83	520	449
Increase in equity from parent		0	0	0
Transfer (to) from discontinued operations		0	0	90
Other		(3)	0	0
Net cash provided by (used in) financing activities		(159)	209	251
Net cash provided by (used in) discontinued financing activities		0	0	0
Effect of currency translation on cash		0	0	0
Net increase (decrease) in cash and cash equivalents		0	0	0
Less: net decrease in cash and cash equivalents related to discontinued operations				0
Cash and cash equivalents at beginning of period		0	0
Cash and cash equivalents at end of period	0	0	0	0	0
Tyco International Finance S.A.
Cash Flows From Operating Activities:
Net cash provided by operating activities		(1,568)	592	452
Net cash used in discontinued operating activities		0	0	0
Cash Flows From Investing Activities:
Capital expenditures		0	0	0
Proceeds from disposal of assets		0	0	0
Acquisition of businesses, net of cash acquired		0	0	0
Acquisition of dealer generated customer accounts and bulk account purchases		0	0	0
Divestiture of businesses, net of cash divested		0	0	0
Intercompany dividend from subsidiary				(32)
Increase (Decrease) in Intercompany Loans		41	(521)	431
Increase in investment in subsidiaries		(3)	9	8
Sales and maturities of investments		4	0	0
Purchases of investments, including restricted investments		(1)	(62)	0
Increase (Decrease) in restricted cash		0	0	0
Other		0	0	0
Net cash used in investing activities		(41)	(592)	(391)
Net cash (used in) provided by discontinued investing activities		0	0	0
Cash Flows From Financing Activities:
Proceeds from issuance of short-term debt		363	830	475
Repayment of short term debt		(363)	(830)	(475)
Proceeds from issuance of long-term debt		(2,058)
Repayment of long term debt		445
Proceeds from exercise of share options		0	0	0
Dividends paid		0	0	0
Repurchase of ordinary shares by treasury		0	0	0
Net intercompany loan borrowings (repayments)		0	0	0
Increase in equity from parent		0	0	0
Transfer (to) from discontinued operations		0	0	(61)
Other		(4)	0	0
Net cash provided by (used in) financing activities		1,609	0	(61)
Net cash provided by (used in) discontinued financing activities		0	0	0
Effect of currency translation on cash		0	0	0
Net increase (decrease) in cash and cash equivalents		0	0	0
Less: net decrease in cash and cash equivalents related to discontinued operations				0
Cash and cash equivalents at beginning of period		0	0
Cash and cash equivalents at end of period	0	0	0	0	0
Other Subsidiaries
Cash Flows From Operating Activities:
Net cash provided by operating activities		1,951	442	500
Net cash used in discontinued operating activities		(3)	83	149
Cash Flows From Investing Activities:
Capital expenditures		(246)	(288)	(269)
Proceeds from disposal of assets		5	10	5
Acquisition of businesses, net of cash acquired		(583)	(65)	(229)
Acquisition of dealer generated customer accounts and bulk account purchases		(18)	(25)	(19)
Divestiture of businesses, net of cash divested		3	1	17
Intercompany dividend from subsidiary				0
Increase (Decrease) in Intercompany Loans		0	0
Increase in investment in subsidiaries		0	(4)	0
Sales and maturities of investments		284	(283)	182
Purchases of investments, including restricted investments		(289)	(324)	(227)
Sale of equity investment			250
Increase (Decrease) in restricted cash		(20)	3	(8)
Other		(1)	(4)	4
Net cash used in investing activities		(865)	(155)	(544)
Net cash (used in) provided by discontinued investing activities		(37)	1,789	(111)
Cash Flows From Financing Activities:
Proceeds from issuance of short-term debt		1	0	0
Repayment of short term debt		(1)	(1)	(30)
Proceeds from issuance of long-term debt		(1)
Proceeds from exercise of share options		7	91	153
Dividends paid		0	0	0
Intercompany dividend to parent				(32)
Repurchase of ordinary shares by treasury		417	1,833	300
Net intercompany loan borrowings (repayments)		(42)	1	(18)
Increase in equity from parent		3	9	(8)
Purchase of noncontrolling interest			66
Transfer (to) from discontinued operations		(40)	1,872	39
Payment of contingent consideration		(24)
Other		(32)	(11)	(30)
Net cash provided by (used in) financing activities		(544)	62	(226)
Net cash provided by (used in) discontinued financing activities		40	(1,872)	(68)
Effect of currency translation on cash		(33)	(20)	(11)
Net increase (decrease) in cash and cash equivalents		509	329	(311)
Less: net decrease in cash and cash equivalents related to discontinued operations				(30)
Cash and cash equivalents at beginning of period		892	563
Cash and cash equivalents at end of period	892	1,401	892	563	844
Consolidating Adjustments
Cash Flows From Operating Activities:
Net cash provided by operating activities		0	0	0
Net cash used in discontinued operating activities		0	0	0
Cash Flows From Investing Activities:
Capital expenditures		0	0	0
Proceeds from disposal of assets		0	0	0
Acquisition of businesses, net of cash acquired		0	0	0
Acquisition of dealer generated customer accounts and bulk account purchases		0	0	0
Divestiture of businesses, net of cash divested		0	0	0
Intercompany dividend from subsidiary				32
Increase (Decrease) in Intercompany Loans		(41)	521	(431)
Increase in investment in subsidiaries		3	(9)	(8)
Sales and maturities of investments		0	0	0
Purchases of investments, including restricted investments		0	0	0
Increase (Decrease) in restricted cash		0	0	0
Other		0	0	0
Net cash used in investing activities		44	530	391
Net cash (used in) provided by discontinued investing activities		0	0	0
Cash Flows From Financing Activities:
Proceeds from issuance of short-term debt		0	0	0
Repayment of short term debt		0	0	0
Proceeds from exercise of share options		0	0	0
Dividends paid		0	0	0
Intercompany dividend to parent				32
Repurchase of ordinary shares by treasury		0	0	0
Net intercompany loan borrowings (repayments)		(41)	(521)	(431)
Increase in equity from parent		(3)	(9)	8
Transfer (to) from discontinued operations		0	0	0
Other		0	0	0
Net cash provided by (used in) financing activities		(44)	(530)	(391)
Net cash provided by (used in) discontinued financing activities		0	0	0
Effect of currency translation on cash		0	0	0
Net increase (decrease) in cash and cash equivalents		0	0	0
Less: net decrease in cash and cash equivalents related to discontinued operations				0
Cash and cash equivalents at beginning of period		0	0
Cash and cash equivalents at end of period	$ 0	$ 0	$ 0	$ 0	$ 0